Consolidated statements of cash flows - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Loss before income tax expense for the year	$ (24,647,815)	$ (8,421,960)	$ (12,467,000)
Adjustments for:
Depreciation and amortisation	1,953,000	1,265,000	1,084,000
Share-based payments	1,675,000	637,000	262,000
Foreign exchange differences	(1,789,000)	430,000
Loss/(gain) on contingent consideration	152,000	2,570,000	474,000
Fair value loss on financial assets			168,000
Cash flows from used in operations before changes in working capital	(22,657,000)	(3,520,000)	(10,479,000)
Change in operating assets and liabilities:
Increase in trade and other receivables	(6,000)	(5,027,000)	358,000
Increase/(decrease) in prepayments	1,564,000	(1,182,000)	(168,000)
Increase/(decrease) in trade and other payables	(1,495,000)	1,010,000	1,722,000
Increase/(decrease) in other provisions	201,000	93,000	55,000
Decrease in deferred tax liability	(368,000)	(484,000)	(298,000)
Net cash used in operating activities	(22,761,000)	(9,111,000)	(8,810,000)
Cash flows from investing activities
Payment of milestone relating to contingent consideration	(2,365,000)
Net cash used in investing activities	(2,365,000)
Cash flows from financing activities
Proceeds from issue of shares	3,726,000	28,109,000	12,139,000
Net cash from financing activities	3,726,000	28,109,000	12,139,000
Net decrease in cash and cash equivalents	(21,401,000)	18,998,000	3,329,000
Cash and cash equivalents at the beginning of the financial year	27,586,760	8,764,000	5,434,000
Effects of exchange rate changes on cash	1,175,000	(175,000)
Cash and cash equivalents at the end of the financial year	$ 7,361,112	$ 27,586,760	$ 8,764,000